RISK MANAGEMENT - Concentration by past due days (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Gross loans and advances to customers	$ 279,453,908	$ 253,951,647
0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	264,930,098	240,251,654
31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	3,761,112	4,332,890
91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,258,444	1,282,872
121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	4,441,655	4,626,541
More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	5,062,599	3,457,690
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	153,252,811	134,687,396
Commercial | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	147,402,632	129,866,971
Commercial | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	531,609	500,794
Commercial | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	280,750	205,141
Commercial | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,515,324	1,777,620
Commercial | More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	3,522,496	2,336,870
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	55,815,683	54,591,769
Consumer | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	51,393,527	49,418,431
Consumer | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,761,496	2,244,017
Consumer | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	624,945	794,005
Consumer | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,776,361	1,994,748
Consumer | More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	259,354	140,568
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	41,741,601	36,250,408
Mortgage | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	38,560,253	33,524,034
Mortgage | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,184,755	1,290,817
Mortgage | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	285,466	212,433
Mortgage | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	830,743	599,351
Mortgage | More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	880,384	623,773
Financial Leases
RISK MANAGEMENT
Gross loans and advances to customers	27,291,604	27,277,057
Financial Leases | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	26,331,118	26,436,493
Financial Leases | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	247,056	247,124
Financial Leases | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	58,435	56,434
Financial Leases | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	273,619	196,578
Financial Leases | More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	381,376	340,428
Small Business Loans
RISK MANAGEMENT
Gross loans and advances to customers	1,352,209	1,145,017
Small Business Loans | 0 - 30 Days
RISK MANAGEMENT
Gross loans and advances to customers	1,242,568	1,005,725
Small Business Loans | 31 - 90 Days
RISK MANAGEMENT
Gross loans and advances to customers	36,196	50,138
Small Business Loans | 91 - 120 Days
RISK MANAGEMENT
Gross loans and advances to customers	8,848	14,859
Small Business Loans | 121 - 360 Days
RISK MANAGEMENT
Gross loans and advances to customers	45,608	58,244
Small Business Loans | More than twelve months after the reporting period
RISK MANAGEMENT
Gross loans and advances to customers	$ 18,989	$ 16,051